June 1, 2012

Adam M. Schlichtmann

T +1 617 951 7114

F +1 617 235 7346

adam.schlichtmann@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Western Asset Funds, Inc. (the “Registrant”); File No. 811-06110

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares in connection with (i) the merger of Legg Mason Western Asset Core Bond Fund, a series of Legg Mason Partners Income Trust (“LMWA Core Fund”), into Western Asset Core Bond Fund, a series of the Registrant (“WA Core Fund”), (ii) the merger of Legg Mason Western Asset Core Plus Bond Fund, a series of Legg Mason Partners Income Trust (“LMWA Core Plus Fund”), into Western Asset Core Plus Bond Fund, a series of the Registrant (“WA Core Fund”) and (iii) the merger of Legg Mason Western Asset Global Inflation Management Fund, a series of Legg Mason Partners Income Trust (“LMWA Inflation Fund”), into Western Asset Inflation Indexed Plus Bond Fund, a series of the Registrant (“WA Inflation Fund”). Please note that as of May 25, 2012 the net asset value of LMWA Core Plus Fund did not exceed 10% of the net asset value of WA Core Plus Fund and the net asset value of LMWA Inflation Fund did not exceed 10% of the net asset value of WA Inflation Fund, therefore the pro forma financial statements required by Rule 11-01 of Regulation S-X related to those transactions are omitted in reliance on Item 14(a)(2) of Form N-14.

Please note that the Registrant’s Registration Statement on Form N-14 transmitted herewith will become effective on July 2, 2012 pursuant to Rule 488 under the Securities Act of 1933, as amended. It is currently expected that special meetings of shareholders of LMWA Core Fund, LMWA Core Plus Fund and LMWA Inflation Fund will be held on September 28, 2012. Accordingly, we plan to mail the proxy materials to shareholders of LMWA Core Fund, LMWA Core Plus Fund and LMWA Inflation Fund in early July 2012. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by June 25, 2012, or as soon as practicable thereafter.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (617) 951-7114.

Sincerely,

Adam M. Schlichtmann

Enclosures